As filed with the Securities and Exchange Commission on February 10, 2006
Registration Nos. 333 -122901
811 -21719

United States
Securities and Exchange Commission
Washington, D.C. 20549
_____________________

FORM N-1A
_____________________

Registration Statement under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or
Registration Statement under the Investment Company Act of 1940	☐
Amendment No. 16	☒
_____________________

CLAYMORE TRUST
(Exact Name of Registrant as Specified in Charter)
_____________________

2455 Corporate West Drive
Lisle, Illinois 60532
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, Including Area Code: (630) 505-3700

Nicholas Dalmaso
Claymore Advisors, LLC
2455 Corporate West Drive
Lisle, Illinois 60532
(Name and Address of Agent for Service)
_____________________

Copies to:
Cathy O’Kelly
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒ on March 10, 2006 pursuant to paragraph (b) of Rule 485; or
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐ on (date) pursuant to paragraph (a)(1) of Rule 485; or
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ on (date) pursuant to paragraph (a)(2) of Rule 485; or
☐ on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 3 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement filed on September 2, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle and State of Illinois, on the 10th day of February, 2006.

By: /s/ Nicholas Dalmaso
Nicholas Dalmaso,
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 10th day of February, 2006 by the following persons in the capacities set forth below.

                              SIGNATURES                                            TITLE

                        *                            Trustee
                            Randall C. Barnes

                        *                            Trustee
Ronald A. Nyberg

                        *                            Trustee
Ronald E. Toupin, Jr.

      /s/ Nicholas Dalmaso                                       Trustee and Chief Executive Officer
Nicholas Dalmaso

          /s/ Steven M. Hill                                          Treasurer, Chief Financial Officer and Chief
             Steven M. Hill                                            Accounting Officer

    * /s/ Nicholas Dalmaso
Nicholas Dalmaso
Attorney-In-Fact, pursuant to power of attorney filed previously in Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed with the Commission on June 17, 2005.